SUPPLEMENT TO THE PROSPECTUSES

AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INCOME FUNDS

Wells Fargo Adjustable Rate Government Fund

Wells Fargo Advantage Government Securities Fund

Wells Fargo Advantage Income Plus Fund

Wells Fargo Advantage Strategic Income Fund

Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage Income Plus Fund and Wells Fargo Advantage Strategic Income Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, Ashok Bhatia, CFA of Wells Capital Management Incorporated is added as a Portfolio Manager for each Fund. A biographical description for Mr. Bhatia is included among the Portfolio Manager biographies listed for each Fund as follows:

“Mr. Bhatia joined Wells Capital Management or one of its predecessor firms in 2015, where he currently serves as co-lead of Wells Capital Management’s Customized Fixed Income team and a Senior Portfolio Manager. Prior to joining Wells Capital Management, Mr. Bhatia served as a lead global macro portfolio manager with Balyasny Asset Management from 2011 to 2015 and with Stark Investments from 2010 to 2011.”

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Ashok Bhatia, CFA	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Bhatia became portfolio manager of the Fund in June 2015. The information presented in this table is as of the Fund’s fiscal year end, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Ashok Bhatia, CFA	Government Securities Fund	$0
	Strategic Income Fund	$0

Also effective immediately, Christopher Y. Kauffman, CFA of Wells Capital Management Incorporated is added as a Portfolio Manager for the Income Plus Fund. A biographical description for Mr. Kauffman is included among the Portfolio Manager biographies listed for the Income Plus Fund as follows:

“Mr. Kauffman joined Wells Capital Management or one of its affiliate firms in 2003, where he currently serves as a Portfolio Manager.”

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in the Fund’s Statement of Additional Information is amended to add the following information:

Christopher Kauffman, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Kauffman became portfolio manager of the Fund in June 2015. The information presented in this table is as of the Fund’s fiscal year end, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Christopher Kauffman, CFA	Income Plus Fund	$0

Effective immediately, all references to Michael Bray, CFA in the Funds’ prospectuses and Statement of Additional Information are hereby removed.

Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”)

Effective immediately, all references to Michael Bray, CFA in the Fund’s prospectuses and Statement of Additional Information are hereby removed.

June 19, 2015                                                                                                              IFIT065/P1003S2